Income Taxes (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized benefit from prior years	$ 9,354	$ 1,368	$ 1,272
Decreases from prior period tax positions	(1,017)
Increases from prior period tax positions		7,986
Increases from current period tax positions	1,574		96	1,272
Ending unrecognized benefit	$ 9,911	$ 9,354	$ 1,368	$ 1,272